S000006734 [Member] Investment Objectives and Goals - Flexibly Managed Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: FLEXIBLY MANAGED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Flexibly Managed Fund (the “Fund”) is to seek to maximize total return (capital appreciation and income).